SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Transaction cost	$ 1,113
Total	12,729	$ 16,567	$ 2,723
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Share based compensation	3,178	1,222	137
Professional services	2,556	667	1,105
Transaction cost	2,544	7,278
Public company expenses	1,959	5,128
Wages and salaries related	1,217	1,348	935
Insurance	675	50	60
Travel expenses	350	611	223
Office and maintenance	170	170	145
Depreciation and amortization	27	30	35
Other	53	63	83
Total	$ 12,729	$ 16,567	$ 2,723